CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
Net sales	$ 60,667	$ 44,522	$ 44,568
Cost of sales	50,953	37,073	39,775
Gross profit	9,714	7,449	4,793
Selling, general and administrative expenses	8,806	8,856	9,119
Other (expenses) income, net (note 13)	894	(696)	(1,021)
Operating (loss) income	1,802	(2,103)	(5,347)
Non-operating income, net (note 14)	4,395	3,688	571
(Loss) income, before income taxes	6,197	1,585	(4,776)
Income taxes (note 8)	7	209	158
Net (loss) income attribute to Deswell Industries, Inc.	6,190	1,376	(4,934)
Other comprehensive (loss) income
Unrealized loss on available-for-sale securities		(3)	(73)
Reclassification adjustment in connection with loss on disposal of available-for-sale securities transferred to profit or loss		14
Total comprehensive (loss) income attributable to Deswell Industries, Inc.	$ 6,190	$ 1,387	$ (5,007)
Basic:
Net (loss) income per share	$ 0.39	$ 0.09	$ (0.31)
Weighted average common shares outstanding (shares in thousands)	15,885	16,035	16,056
Diluted:
Net (loss) income per share	$ 0.39	$ 0.09	$ (0.31)
Weighted average common shares outstanding (shares in thousands)	15,985	16,035	16,056